Note 22 - Financial Income, Net	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Interest Income and Interest Expense Disclosure [Text Block]
22—
FINANCIAL INCOME, NET

Interest (expense) income, net consists of the following:

	2019	2018	2017
Interest income	20	19	18
Interest expense	(165)	(111)	(44)
Warrants exercised / forfeited	-	889	625
Changes in fair value of Financial Instrument (1)	-	-	2,044
Total	(146)	797	2,643

(1)	For more details on the fair value of Financial Instruments, please refer to Notes 14 - 2 and 25.